Cover	Nov. 06, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2025
Entity File Number	001-42940
Entity Registrant Name	Tailwind 2.0 Acquisition Corp.
Entity Central Index Key	0002076616
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	15 E. Putnam Avenue #27
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	917
Local Phone Number	882-3724
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Ordinary Share and one Right
Title of 12(b) Security	Units, each consisting of one Ordinary Share and one Right
Trading Symbol	TDWDU
Security Exchange Name	NASDAQ
Ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	TDWD
Security Exchange Name	NASDAQ
Rights, each Right to acquire one-tenth (1/10) of one Ordinary Share
Title of 12(b) Security	Rights, each Right to acquire one-tenth (1/10) of one Ordinary Share
Trading Symbol	TDWDR
Security Exchange Name	NASDAQ